Restructuring Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring Charge [Member]
Restructuring Charge (Details) [Line Items]
Restructuring charges	$ 1,557	$ 1,699	$ 8,506